RELATED PARTY TRANSACTIONS - (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
joint venture
Disclosure of transactions between related parties [line items]
Transactions with its joint venture producing scrubbers	$ 4.5